CERTAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03056164

1-31682

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 2444
F 212 306 5359

May 15, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
MAY 1 5 2003
1086

Dear Mr. Johnson:

This is to certify that on May 7, 2003, the American Stock Exchange, Inc. (the "Exchange") received from Redline Performance Products, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12B for the registration of the following securities:

Common Stock, $0.01 par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking effectiveness of the 8-A concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Sajjad H. Qamar
Senior Analyst
Listing Qualifications Department

PROCESSED
MAY 16 2003
THOMSON FINANCIAL

cc: Herbert Scholl